Consolidated Reinsurance	12 Months Ended
Dec. 31, 2014
Consolidated Reinsurance

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of Resolution Life, Inc.)

Schedule IV — Consolidated Reinsurance

($ in thousands)	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
Successor
Period from April 1, 2014 through December 31, 2014
Life insurance in force	$395,385,878	$388,790,881	$5,106,566	$11,701,563	43.6%

Premiums and contract charges:
Life and annuities	$869,472	$(669,382)	$5,258	$205,348	2.6%
Accident and health insurance	51,972	(33,451)	—	18,521	0.0%

	$921,444	$(702,833)	$5,258	$223,869	2.3%

Predecessor
Period from January 1, 2014 through March 31, 2014
Premiums and contract charges:
Life and annuities	$313,410	$(314,991)	$1,581	$—	0.0%
Accident and health insurance	18,489	(18,489)	—	—	0.0%

	$331,899	$(333,480)	$1,581	$—	0.0%

Year ended December 31, 2013
Life insurance in force	$389,941,404	$395,421,202	$5,479,798	$—	0.0%

Premiums and contract charges:
Life and annuities	$1,250,623	$(1,257,453)	$6,830	$—	0.0%
Accident and health insurance	80,974	(80,974)	—	—	0.0%

	$1,331,597	$(1,338,427)	$6,830	$—	0.0%

Year ended December 31, 2012
Life insurance in force	$378,467,115	$384,205,939	$5,738,824	$—	0.0%

Premiums and contract charges:
Life and annuities	$1,201,592	$(1,208,376)	$6,784	$—	0.0%
Accident and health insurance	97,272	(97,272)	—	—	0.0%

	$1,298,864	$(1,305,648)	$6,784	$—	0.0%

No reinsurance or coinsurance income was netted against premiums ceded in the period from April 1, 2014 through December 31, 2014, the period from January 1, 2014 to March 31, 2014, the year ended December 31, 2013 or the year ended December 31, 2012.